Other Non-Current Assets - Equity Method Investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) mi	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investment [Line Items]
Equity method investment	$ 64	$ 10
Other—related party	3	0	$ 0
Accounts receivable—related party	2	$ 0
Midship Holdings [Member]
Investment [Line Items]
Equity method investment	55
O&M Services [Member] | Midship Pipeline [Member] | Service Agreements [Member]
Investment [Line Items]
Other—related party	3
Accounts receivable—related party	$ 2
CCL [Member] | Midship Pipeline [Member] | Natural Gas Transportation Agreement [Member]
Investment [Line Items]
Long-term Purchase Commitment, Period	10 years
EIG [Member] | Maximum [Member]
Investment [Line Items]
Investment Company, Financial Commitment to Investee, Future Amount	$ 500
Midship Pipeline [Member]
Investment [Line Items]
Length Of Natural Gas Pipeline | mi	230